Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 8,650
Increases	1,515
Impairments	(184)
Other	(30)
Net goodwill as of the end of the period	9,951
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,581
Other	(90)
Net goodwill as of the end of the period	2,491
Integrated LNG
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,804
Increases	44
Other	9
Net goodwill as of the end of the period	2,857
Integrated Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,219
Increases	1,452
Impairments	(101)
Other	96
Net goodwill as of the end of the period	3,666
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	502
Increases	19
Impairments	(18)
Other	35
Net goodwill as of the end of the period	538
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	516
Impairments	(65)
Other	(55)
Net goodwill as of the end of the period	396
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	28
Other	(25)
Net goodwill as of the end of the period	$ 3